Financial instruments by category - Disclosure of Financial Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Financial assets	€ 182,795	€ 239,651	€ 391,460
Other investments
Disclosure of financial assets [line items]
Financial assets	3,881	753	3
Other non-current financial receivables
Disclosure of financial assets [line items]
Financial assets	12,706	12,516	15,170
Trade receivables
Disclosure of financial assets [line items]
Financial assets	100,469	31,324	141,306
Other current receivables
Disclosure of financial assets [line items]
Financial assets	14,049	12,275	8,842
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	51,690	182,783	226,139
At amortized cost
Disclosure of financial assets [line items]
Financial assets	178,914	238,667	390,715
At amortized cost | Other non-current financial receivables
Disclosure of financial assets [line items]
Financial assets	12,706	12,516	15,170
At amortized cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	100,469	31,324	141,306
At amortized cost | Other current receivables
Disclosure of financial assets [line items]
Financial assets	14,049	12,044	8,100
At amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	51,690	182,783	226,139
At FVPL
Disclosure of financial assets [line items]
Financial assets		984	745
At FVPL | Other investments
Disclosure of financial assets [line items]
Financial assets		753	3
At FVPL | Other current receivables
Disclosure of financial assets [line items]
Financial assets		€ 231	€ 742
At FVOCI
Disclosure of financial assets [line items]
Financial assets	3,881
At FVOCI | Other investments
Disclosure of financial assets [line items]
Financial assets	€ 3,881